RELATED PARTY TRANSACTIONS - Finance Income (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions with related parties
Total	Rp 362	Rp 572	Rp 771
% of total finance income	64.88%	71.50%	70.40%
State-owned banks
Transactions with related parties
Total	Rp 348	Rp 564	Rp 743
% of total finance income	62.37%	70.50%	67.85%
Government agencies
Transactions with related parties
Total	Rp 14	Rp 8	Rp 18
% of total finance income	2.51%	1.00%	1.64%
Others, (each below Rp75 billion)
Transactions with related parties
Total			Rp 10
% of total finance income			0.91%